Gross Unrealized Losses and Fair Value of Securities with Unrealized Losses, Aggregated by Investment Category and Length of Time of Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2015	Mar. 31, 2014
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value	¥ 19,986	¥ 1,207
Held-to-maturity securities, less than 12 months, unrealized losses	¥ (103)	¥ (4)
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total	¥ 19,986	¥ 1,207
Held-to-maturity securities, unrealized losses, total	(103)	(4)
Marketable securities, less than 12 months, fair value	181,445	105,048
Marketable securities, less than 12 months, unrealized losses	(1,923)	(223)
Marketable securities, 12 months or more, fair value	8,736	8,741
Marketable securities, 12 months or more, unrealized losses	(77)	(57)
Marketable securities, fair value, total	190,181	113,789
Marketable securities, unrealized losses, total	(2,000)	(280)
Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	156,823	103,649
Available-for-sale securities, less than 12 months, unrealized losses	(1,090)	(216)
Available-for-sale securities, 12 months or more, fair value	8,727	8,668
Available-for-sale securities, 12 months or more, unrealized losses	(66)	(26)
Available-for-sale securities, fair value, total	165,550	112,317
Available-for-sale securities, unrealized losses, total	(1,156)	(242)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	4,636	192
Available-for-sale securities, less than 12 months, unrealized losses	(730)	(3)
Available-for-sale securities, 12 months or more, fair value	9	73
Available-for-sale securities, 12 months or more, unrealized losses	(11)	(31)
Available-for-sale securities, fair value, total	4,645	265
Available-for-sale securities, unrealized losses, total	(741)	(34)
JAPAN
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value		730
Held-to-maturity securities, less than 12 months, unrealized losses		¥ (3)
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total		¥ 730
Held-to-maturity securities, unrealized losses, total		(3)
Japanese national government bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value	19,986
Held-to-maturity securities, less than 12 months, unrealized losses	¥ (103)
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total	¥ 19,986
Held-to-maturity securities, unrealized losses, total	(103)	(3)
Japanese national government bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	24,699	52,299
Available-for-sale securities, less than 12 months, unrealized losses	(80)	(28)
Available-for-sale securities, 12 months or more, fair value	372	377
Available-for-sale securities, fair value, total	25,071	52,676
Available-for-sale securities, unrealized losses, total	¥ (80)	¥ (28)
Japanese local government bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value
Held-to-maturity securities, less than 12 months, unrealized losses
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total
Held-to-maturity securities, unrealized losses, total
Japanese local government bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	¥ 3,772	¥ 2,342
Available-for-sale securities, less than 12 months, unrealized losses	(5)	(6)
Available-for-sale securities, 12 months or more, fair value	1,702	655
Available-for-sale securities, 12 months or more, unrealized losses	(11)	(1)
Available-for-sale securities, fair value, total	5,474	2,997
Available-for-sale securities, unrealized losses, total	¥ (16)	(7)
Japanese corporate bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value		¥ 140
Held-to-maturity securities, less than 12 months, unrealized losses
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total		¥ 140
Held-to-maturity securities, unrealized losses, total
Japanese corporate bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	¥ 8,222	¥ 217
Available-for-sale securities, less than 12 months, unrealized losses	(7)
Available-for-sale securities, 12 months or more, fair value		2,206
Available-for-sale securities, 12 months or more, unrealized losses		(8)
Available-for-sale securities, fair value, total	8,222	2,423
Available-for-sale securities, unrealized losses, total	¥ (7)	(8)
Foreign government bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value		337
Held-to-maturity securities, less than 12 months, unrealized losses		¥ (1)
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total		¥ 337
Held-to-maturity securities, unrealized losses, total		(1)
Foreign government bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	¥ 4,607	6,601
Available-for-sale securities, less than 12 months, unrealized losses	(111)	(15)
Available-for-sale securities, 12 months or more, fair value		30
Available-for-sale securities, 12 months or more, unrealized losses		(2)
Available-for-sale securities, fair value, total	4,607	6,631
Available-for-sale securities, unrealized losses, total	¥ (111)	¥ (17)
Foreign corporate bonds
Investments, Unrealized Loss Position [Line Items]
Held-to-maturity securities, less than 12 months, fair value
Held-to-maturity securities, less than 12 months, unrealized losses
Held-to-maturity securities, 12 months or more, fair value
Held-to-maturity securities, 12 months or more , unrealized losses
Held-to-maturity securities, fair value, total
Held-to-maturity securities, unrealized losses, total
Foreign corporate bonds | Debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale securities, less than 12 months, fair value	¥ 115,523	¥ 42,190
Available-for-sale securities, less than 12 months, unrealized losses	(887)	(167)
Available-for-sale securities, 12 months or more, fair value	6,653	5,400
Available-for-sale securities, 12 months or more, unrealized losses	(55)	(15)
Available-for-sale securities, fair value, total	122,176	47,590
Available-for-sale securities, unrealized losses, total	¥ (942)	¥ (182)